Cash and Bank Balances (Details)	6 Months Ended
Jun. 30, 2024
Cash and Bank Balances [Line Items]
Maturity period	14 days
Interest rate	5.00%
Bottom of range [member]
Cash and Bank Balances [Line Items]
Bank overdrafts interest	7.00%
Top of range [member]
Cash and Bank Balances [Line Items]
Bank overdrafts interest	10.00%